Income Taxes (Details - Provision) - USD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Current:
Federal		$ 0	$ 0
State		1,600	2,400
Total current		1,600	2,400
Deferred:
Federal		0	0
State		0	0
Total deferred		0	0
Total provision	$ 0	$ 1,600	$ 2,400